CUSTOMER AND SUPPLIER CONCENTRATION	6 Months Ended
Sep. 30, 2024
CUSTOMER AND SUPPLIER CONCENTRATION
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 15– CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company’s sales are made to customers that are located primarily in China. No individual customer accounted for more than 10% of the Company’s total revenues for the six months ended September 30, 2024. For the six month ended September 30, 2023, Hebei Xiangtuan Car Service Co., Lt and Fuzhou Manyiyou Industrial Co. Ltd contributed approximately 23% and 11% of total revenue of the Company, respectively.

For the six months ended September 30, 2024 and 2023, no individual suppliers accounted for more than 10% of the Company’s total purchases.